Events occurring after balance sheet date (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions					1 Months Ended
	Mar. 19, 2025 shares	Jan. 22, 2025	Jan. 14, 2025 USD ($)	Jan. 13, 2025 USD ($)	Feb. 24, 2025 $ / shares shares
Events after reporting period [Abstract]
Share repurchases (in shares) | shares					3,952,255
Average price (in dollars per share) | $ / shares					$ 5.14
Number of share options granted (in shares) | shares	2,488,395
Investment in Diginex Solutions (HK) Limited ("Diginex") [Member]
Events after reporting period [Abstract]
Ownership interest		1.15%
Lock-up period		12 months
IMO II MR vessel, Hafnia Tanzanite [Member]
Events after reporting period [Abstract]
Extinguishment of an existing sale and leaseback-liability | $				$ 17.8
IMO II MR vessel, Hafnia Tourmaline [Member]
Events after reporting period [Abstract]
Extinguishment of an existing sale and leaseback-liability | $			$ 17.1